Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Document Fiscal Year Focus	2018
Companies accounted for under the equity method	$ 144,435	$ 159,647
Investment Owned, at Fair Value	46,858	5,114
Companies accounted for on a cost basis	4,887	7,577
Investments in affiliated companies	196,180	$ 172,338
Impairment of investments under cost-method	$ 2,700